Property, Plant, and Equipment (Details) - USD ($) $ in Millions	Jan. 01, 2023	Jan. 02, 2022
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, gross	$ 5,700	$ 5,770
Less: accumulated depreciation	(3,880)	(3,943)
Total property, plant and equipment, net	1,820	1,827
Machinery and equipment
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, gross	2,280	2,416
Buildings and building equipment
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, gross	1,709	1,744
Software
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, gross	1,329	1,303
Construction in progress
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, gross	307	228
Land and land improvements
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, gross	$ 75	$ 79